Restructuring, Impairment and Other (Tables)	12 Months Ended
Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Impairment and Restructuring Charges
The amount of costs not included in the reported segment results is as follows:

	2017	2016
Oilfield Services	$187	$122
Oilfield Equipment	114	52
Turbomachinery & Process Solutions	21	58
Digital Solutions	34	34
Corporate	29	27
Total	$385	$293
These costs were primarily related to product line terminations, plant closures and related expenses such as property, plant and equipment impairments, contract terminations and costs of assets' and employees' relocation, employee-related termination benefits, and other incremental costs that were a direct result of the restructuring plans.

	2017	2016
Property, plant & equipment, net	$131	$93
Employee-related termination expenses	186	111
Asset relocation costs	10	17
EHS remediation costs	9	20
Contract termination fees	26	37
Other incremental costs	23	15
Total	$385	$293